Summary of Assets and Liabilities Measured at Fair Value on Recurring and Non-Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Fixed income securities	$ 330,559	$ 333,640
Short-term investments	24,203	12,974
Separate account assets	1,625,669	1,682,128
Total assets at fair value	1,980,431	2,028,742
% of total assets at fair value	100.00%	100.00%
Contractholder funds:
Derivatives embedded in life and annuity contracts	(314,926)	(506,678)
Total liabilities at fair value	(314,926)	(506,678)
% of total liabilities at fair value	100.00%	100.00%
U.S. government agencies and authorities
Assets:
Fixed income securities	92,087	90,002
Municipal
Assets:
Fixed income securities	2,900	2,898
Corporate
Assets:
Fixed income securities	191,968	181,826
Foreign government
Assets:
Fixed income securities	5,264	5,237
Asset-backed securities ("ABS")
Assets:
Fixed income securities		2,814
Residential mortgage-backed securities ("RMBS")
Assets:
Fixed income securities	29,737	42,507
Commercial mortgage-backed securities ("CMBS")
Assets:
Fixed income securities	8,603	8,356
Recurring basis
Assets:
Fixed income securities	330,559	333,640
Short-term investments	24,203	12,974
Separate account assets	1,625,669	1,682,128
Total assets at fair value	1,980,431	2,028,742
Recurring basis | U.S. government agencies and authorities
Assets:
Fixed income securities	92,087	90,002
Recurring basis | Municipal
Assets:
Fixed income securities	2,900	2,898
Recurring basis | Corporate
Assets:
Fixed income securities	191,968	181,826
Recurring basis | Foreign government
Assets:
Fixed income securities	5,264	5,237
Recurring basis | Asset-backed securities ("ABS")
Assets:
Fixed income securities		2,814
Recurring basis | Residential mortgage-backed securities ("RMBS")
Assets:
Fixed income securities	29,737	42,507
Recurring basis | Commercial mortgage-backed securities ("CMBS")
Assets:
Fixed income securities	8,603	8,356
Quoted prices in active markets for identical assets (Level 1)
Assets:
Total assets at fair value	1,678,765	1,720,936
% of total assets at fair value	84.70%	84.80%
Quoted prices in active markets for identical assets (Level 1) | Recurring basis
Assets:
Fixed income securities	34,303	36,883
Short-term investments	18,793	1,925
Separate account assets	1,625,669	1,682,128
Total assets at fair value	1,678,765	1,720,936
Quoted prices in active markets for identical assets (Level 1) | Recurring basis | U.S. government agencies and authorities
Assets:
Fixed income securities	34,303	36,883
Significant other observable inputs (Level 2)
Assets:
Total assets at fair value	301,354	304,887
% of total assets at fair value	15.20%	15.00%
Significant other observable inputs (Level 2) | Recurring basis
Assets:
Fixed income securities	295,944	293,838
Short-term investments	5,410	11,049
Total assets at fair value	301,354	304,887
Significant other observable inputs (Level 2) | Recurring basis | U.S. government agencies and authorities
Assets:
Fixed income securities	57,784	53,119
Significant other observable inputs (Level 2) | Recurring basis | Municipal
Assets:
Fixed income securities	2,900	2,898
Significant other observable inputs (Level 2) | Recurring basis | Corporate
Assets:
Fixed income securities	191,656	181,228
Significant other observable inputs (Level 2) | Recurring basis | Foreign government
Assets:
Fixed income securities	5,264	5,237
Significant other observable inputs (Level 2) | Recurring basis | Asset-backed securities ("ABS")
Assets:
Fixed income securities		2,814
Significant other observable inputs (Level 2) | Recurring basis | Residential mortgage-backed securities ("RMBS")
Assets:
Fixed income securities	29,737	40,186
Significant other observable inputs (Level 2) | Recurring basis | Commercial mortgage-backed securities ("CMBS")
Assets:
Fixed income securities	8,603	8,356
Significant unobservable inputs (Level 3)
Assets:
Total assets at fair value	312	2,919
% of total assets at fair value	0.10%	0.20%
Contractholder funds:
Derivatives embedded in life and annuity contracts	(314,926)	(506,678)
Total liabilities at fair value	(314,926)	(506,678)
% of total liabilities at fair value	100.00%	100.00%
Significant unobservable inputs (Level 3) | Recurring basis
Assets:
Fixed income securities	312	2,919
Total assets at fair value	312	2,919
Significant unobservable inputs (Level 3) | Recurring basis | Corporate
Assets:
Fixed income securities	312	598
Significant unobservable inputs (Level 3) | Recurring basis | Residential mortgage-backed securities ("RMBS")
Assets:
Fixed income securities		$ 2,321